LIBERTY REAL ESTATE FUND
ANNUAL REPORT
OCTOBER 31, 2000

FUND UNDERPERFORMED IN AN IMPROVING MARKET
The twelve months ended October 31, 2000 were a very positive period for real estate investment trusts (REITs) and the real estate segment of the stock market. As measured by the NAREIT Index, REITs advanced 18.30 % over the one-year period, while the average fund in the Lipper Real Estate Fund Index posted a gain of 18.88%. Against this favorable backdrop, Liberty Real Estate Fund, formerly Crabbe Huson Real Estate Investment Fund, generated a total return of 9.15% on its Class A shares without sales charge.

REAL ESTATE STOCKS RECOVERED
The stock market, which had been dominated by large-company growth stocks since 1998 and was enthralled with technology stocks in late 1999, experienced a turnabout in 2000. As prices of growth stocks, especially technology issues, declined from unsustainable levels, investor interest shifted to other sectors of the market, including smaller-valuation stocks and undervalued securities. Buoyed by this change in attitude, prices of REITs and other real estate-related stocks, which had reached all-time lows during 1999, rebounded.

REAL ESTATE CONTINUED TO PRODUCE STABLE GROWTH
The resurgence of real estate stocks can further be attributed to stable earnings growth, a well-balanced real estate economy and good value. REIT earnings growth slowed in 1998 and 1999. But earnings reports in 2000 suggested that the slowdown in earnings growth might be ready to reverse itself. What's more, balance sheets of REITs and other real estate-related companies have improved considerably in the strong economic environment of the past several years. In addition, most segments of the real estate market are operating in a relative equilibrium of supply and demand.

Finally, investors responded to the compelling values that REIT shares offered in late 1999. With low vacancy rates and strong cash flows from real estate, REITs

Momentum Mktg & Comm                                                           1
were paying shareholders relatively high dividends, yet their prices were severely depressed. The average dividend yield (per-share dividend divided by per-share price) of all equity REITs reached 9.28% in December 1999, its highest level since December 1990. At that level, REITs provided higher yields than 10-year U.S. Treasury securities.

Lower prices in the real estate sector in November and December of 1999 offered us an opportunity to shift our focus from less-popular REITs to larger, better-known ones. With the entire sector struggling, we were able to buy shares of Boston Properties Inc. (4.3% of net assets) and other high-quality players at very attractive prices. We believed that the entire sector had been sold down to levels well below the value of the underlying properties. We also reasoned that, once investors recognized this imbalance, money could flow back to the sector, going first to the better-known stocks.

After the real estate sector returned to favor in 2000, we changed tactics again, returning to our typical emphasis on lesser-known names. Unfortunately, these positions were not as rewarding, and the Fund lagged its peer group in the second half of the year.

FUND WAS LIQUIDATED ON NOVEMBER 29
In mid-year a decision was made to liquidate the Fund, so that we might keep our efforts focused on other contrarian funds where we feel we are better able to deliver competitive results to shareholders. The decision was announced to shareholders in November, and all remaining shares were redeemed on November 29, 2000.

[signature]

John E. Maack, Jr., CFA

An investment in the Fund may be subject to certain risks associated with ownership of real estate such as possible declines in value, environmental problems, natural disasters, changes in interest rates and local economic conditions. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.


Momentum Mktg & Comm                                                           2

Liberty Real Estate Invest - A (No Load)                        Liberty Real Estate Invest - A (With Load)
                    04/01/94                       $10,000                      04/01/94            9,525
04/01/94-04/30/94                         2.12%    $10,212.00   04/01/94-04/30/94         2.12%    $9,726.93
05/01/1994-05/31/1994                     1.76%    $10,391.73   05/01/1994-05/31/1994     1.76%    $9,898.12
06/01/1994-06/30/1994                    -0.87%    $10,301.32   06/01/1994-06/30/1994    -0.87%    $9,812.01
07/01/1994-07/31/1994                    -1.84%    $10,111.78   07/01/1994-07/31/1994    -1.84%    $9,631.47
08/01/1994-08/31/1994                     1.60%    $10,273.57   08/01/1994-08/31/1994     1.60%    $9,785.57
09/01/1994-09/30/1994                    -2.06%    $10,061.93   09/01/1994-09/30/1994    -2.06%    $9,583.99
10/01/1994-10/31/1994                    -3.60%     $9,699.70   10/01/1994-10/31/1994    -3.60%    $9,238.97
11/01/1994-11/30/1994                    -2.74%     $9,433.93   11/01/1994-11/30/1994    -2.74%    $8,985.82
12/01/1994-12/31/1994                     6.62%    $10,058.46   12/01/1994-12/31/1994     6.62%    $9,580.68
01/01/1995-01/31/1995                    -1.98%     $9,859.30   01/01/1995-01/31/1995    -1.98%    $9,390.98
02/01/1995-02/28/1995                     1.81%    $10,037.75   02/01/1995-02/28/1995     1.81%    $9,560.96
03/01/1995-03/31/1995                    -1.46%     $9,891.20   03/01/1995-03/31/1995    -1.46%    $9,421.37
04/01/1995-04/30/1995                    -0.69%     $9,822.95   04/01/1995-04/30/1995    -0.69%    $9,356.36
05/01/1995-05/31/1995                     4.21%    $10,236.50   05/01/1995-05/31/1995     4.21%    $9,750.26
06/01/1995-06/30/1995                     2.90%    $10,533.36   06/01/1995-06/30/1995     2.90%   $10,033.02
07/01/1995-07/31/1995                     2.39%    $10,785.10   07/01/1995-07/31/1995     2.39%   $10,272.81
08/01/1995-08/31/1995                    -1.49%    $10,624.41   08/01/1995-08/31/1995    -1.49%   $10,119.75
09/01/1995-09/30/1995                     1.72%    $10,807.15   09/01/1995-09/30/1995     1.72%   $10,293.81
10/01/1995-10/31/1995                    -2.79%    $10,505.63   10/01/1995-10/31/1995    -2.79%   $10,006.61
11/01/1995-11/30/1995                    -0.72%    $10,429.99   11/01/1995-11/30/1995    -0.72%    $9,934.56
12/01/1995-12/31/1995                     5.57%    $11,010.94   12/01/1995-12/31/1995     5.57%   $10,487.92
01/01/1996-01/31/1996                     2.98%    $11,339.06   01/01/1996-01/31/1996     2.98%   $10,800.46
02/01/1996-02/29/1996                     0.68%    $11,416.17   02/01/1996-02/29/1996     0.68%   $10,873.90
03/01/1996-03/31/1996                     2.14%    $11,660.47   03/01/1996-03/31/1996     2.14%   $11,106.60
04/01/1996-04/30/1996                    -0.05%    $11,654.64   04/01/1996-04/30/1996    -0.05%   $11,101.05
05/01/1996-05/31/1996                     1.92%    $11,878.41   05/01/1996-05/31/1996     1.92%   $11,314.19
06/01/1996-06/30/1996                     0.85%    $11,979.38   06/01/1996-06/30/1996     0.85%   $11,410.36
07/01/1996-07/31/1996                     0.52%    $12,041.67   07/01/1996-07/31/1996     0.52%   $11,469.69
08/01/1996-08/31/1996                     4.23%    $12,551.03   08/01/1996-08/31/1996     4.23%   $11,954.86
09/01/1996-09/30/1996                     2.61%    $12,878.62   09/01/1996-09/30/1996     2.61%   $12,266.88
10/01/1996-10/31/1996                     2.29%    $13,173.54   10/01/1996-10/31/1996     2.29%   $12,547.79
11/01/1996-11/30/1996                     3.02%    $13,571.38   11/01/1996-11/30/1996     3.02%   $12,926.74



12/01/1996-12/31/1996    10.37%         $14,978.73     12/01/1996-12/31-1996    10.37%     $14,267.24
01/01/1997-01/31/1997     0.57%         $15,064.11     01/01/1997-01/31/1997     0.57%     $14,348.56
02/01/1997-02/28/1997    -1.43%         $14,848.69     02/01/1997-02/28/1997    -1.43%     $14,143.38
03/01/1997-03/31/1997     0.08%         $14,860.57     03/01/1997-03/31/1997     0.08%     $14,154.69
04/01/1997-04/31/1997    -2.97%         $14,419.21     04/01/1997-04/30/1997    -2.97%     $13,734.30
05/01/1997-05/31/1997     3.67%         $14,948.40     05/01/1997-05/31/1997     3.67%     $14.238.35
06/01/1997-06/30/1997     4.34%         $15,597.16     06/01/1997-06/30/1997     4.34%     $14,856.29
07/01/1997-07/31/1997     4.43%         $16,288.11     07/01/1997-07/31/1997     4.43%     $15,514.43
08/01/1997-08/31/1997     0.82%         $16,421.67     08/01/1997-08/31/1997     0.82%     $15,641.64
09/01/1997-09/30/1997     7.89%         $17,717.34     09/01/1997-09/30/1997     7.89%     $16,875.77
10/01/1997-10/31/1997    -2.93%         $17,198.73     10/01/1997-10/31/1997    -2.93%     $16,381.31
11/01/1997-11/30/1997     0.57%         $17,296.26     11/01/1997-11/30/1997     0.57%     $16,474.68
12/01/1997-12/31/1997     2.85%         $17,789.20     12/01/1997-12/31/1997     2.85%     $16,944.21
01/01/1998-01/31/1998    -1.24%         $17,568.61     01/01/1998-01/31/1998    -1.24%     $16,734.10
02/01/1998-02/28/1998    -0.32%         $17,512.39     02/01/1998-02/28/1998    -0.32%     $16,680.55
03/01/1998-03/31/1998     3.11%         $18,057.03     03/01/1998-03/31/1998     3.11%     $17,199.32
04/01/1998-04/30/1998    -1.86%         $17,721.17     04/01/1998-04/30/1998    -1.86%     $16,879.41
05/01/1998-05/31/1998    -1.04%         $17,536.87     05/01/1998-05/31/1998    -1.04%     $16,703.87
06/01/1998-06/30/1998    -1.45%         $17,282.58     06/01/1998-06/30/1998    -1.45%     $16,461.65
07/01/1998-07/31/1998    -5.96%         $16,252.54     07/01/1998-07/31/1998    -5.96%     $15,480.55
08/01/1998-08/31/1998   -10.89%         $14,482.64     08/01/1998-08/31/1998   -10.89%     $13,794.71
09/01/1998-09/30/1998     5.42%         $15,267.60     09/01/1998-09/30/1998     5.42%     $14,542.39
10/01/1998-10/31/1998    -2.43%         $14,896.60     10/01/1998-10/31/1998    -2.43%     $14,189.01
11/01/1998-11/30/1998     1.05%         $15,053.01     11/01/1998-11/30/1998     1.05%     $14,337.99
12/01/1998-12/31/1998     2.54%         $15,435.36     12/01/1998-12/31/1998     2.54%     $14,702.18
01/01/1999-01/31/1999    -1.14%         $15,259.39     01/01/1999-01/31/1999    -1.14%     $14,534.57
02/01/1999-02/28/1999    -3.85%         $14,671.91     02/01/1999-02/28/1999    -3.85%     $13,974.99
03/01/1999-03/31/1999     0.11%         $14,688.05     03/01/1999-03/31/1999     0.11%     $13,990.36
04/01/1999-04/30/1999    10.23%         $16,190.63     04/01/1999-04/30/1999    10.23%     $15,421.58
05/01/1999-05/31/1999     1.55%         $16,441.59     05/01/1999-05/31/1999     1.55%     $15,660.61
06/01/1999-06/30/1999    -2.51%         $16,028.90     06/01/1999-06/30/1999    -2.51%     $15,267.53
07/01/1999-07/31/1999    -1.86%         $15,730.77     07/01/1999-07/31/1999    -1.86%     $14,983.55
08/01/1999-08/31/1999    -4.06%         $15,092.10     08/01/1999-08/31/1999    -4.06%     $14,375.22
09/01/1999-09/30/1999    -3.38%         $14,581.98     09/01/1999-09/30/1999    -3.38%     $13,889.34
10/01/1999-10/31/1999    -1.65%         $14,341.38     10/01/1999-10/31/1999    -1.65%     $13,660.17


11/01/1999-11/30/1999         -1.05%    $14,190.80     11/01/1999-11/30/1999    -1.05%     $13,516.73
12/01/1999-12/31/1999          0.19%    $14,217.76     12/01/1999-12/31/1999     0.19%     $13,542.42
01/01/2000-01/31/2000          1.63%    $14,449.51     01/01/2000-01/31/2000     1.63%     $13,763,16
02/01/2000-02/29/2000         -0.21%    $14,419.16     02/01/2000-02/29/2000    -0.21%     $13,734.25
03/01/2000-03/31/2000          2.37%    $14,760.90     03/01/2000-03/31/2000     2.37%     $14,059.76
04/01/2000-04/30/2000          6.42%    $15,708.55     04/01/2000-04/30/2000     6.42%     $14,962.39
05/01/2000-05/31/2000         -0.20%    $15,677.13     05/01/2000-05/31/2000    -0.20%     $14,932.47
06/01/2000-06/30/2000          1.74%    $15,949.91     06/01/2000-06/30/2000     1.74%     $15,192.29
07/01/2000-07/31/2000          5.45%    $16,819.18     07/01/2000-07/31/2000     5.45%     $16,020,27
08/01/2000-08/31/2000         -0.67%    $16,706,50     08/01/2000-08/31/2000    -0.67%     $15,912.94
09/01/2000-09/30/2000         -0.13%    $16,684.78     09/01/2000-09/30/2000    -0.13%     $15,892.25
10/01/2000-10/31/2000         -6.27%    $15,639.82     10/01/2000-10/31/2000    -6.27%     $14,896.93

NAREIT INDEX

         03/31/94                                       $10,000
04/01/94-04/30/94                1.70&                  $10,169.82
05/01/1994-05/31/1994            2.23%                  $10,396.15
06/01/1994-06/30/1994           -2.04%                  $10,184.11
07/01/1994-07/31/1994           -0.49%                  $10,134.31
08/01/1994-08/31/1994            0.30%                  $10,164.56
09/01/1994-09/30/1994           -1.86%                   $9,975.83
10/01/1994-10/31/1994           -3.47%                   $9,629.79
11/01/1994-11/30/1994           -3.44%                   $9,298.66
12/01/1994-12/31/1994            7.30%                   $9,977.44
01/01/1995-01/31/1995           -2.18%                   $9,759.58
02/01/1995-02/28/1995            2.47%                  $10,000.63
03/01/1995-03/31/1995           -0.40%                   $9,960.55
04/01/1995-04/30/1995           -0.03%                   $9,957.99
05/01/1995-05/31/1995            4.25%                  $10,381.17
06/01/1995-06/30/1995            1.59%                  $10,546.33
07/01/1995-07/31/1995            1.72%                  $10,728.10
08/01/1995-08/31/1995            1.20%                  $10,856.87
09/01/1995-09/30/1995            1.71%                  $11,043.05
10/01/1995-10/31/1995           -2.14%                  $10,806.48
11/01/1995-11/30/1995            0.91%                  $10,905.25
12/01/1995-12/31/1995            5.46%                  $11,500.68
01/01/1996-01/31/1996            1.65%                  $11,689.94
02/01/1996-02/29/1996            1.17%                  $11,826.77
03/01/1996-03/31/1996           -0.55%                  $11,762.26
04/01/1996-04/30/1996            0.51%                  $11,821.88
05/01/1996-05/31/1996            2.58%                  $12,127.35
06/01/1996-06/30/1996            1.30%                  $12,285.42
07/01/1996-07/31/1996            0.75%                  $12,378.16
08/01/1996-08/31/1996            3.94%                  $12,865.44
09/01/1996-09/30/1996            1.74%                  $13,089.38
10/01/1996-10/31/1996            2.97%                  $13,477.93
11/01/1996-11/30/1996            4.56%                  $14,092.02


12/01/1996 - 12/31/1996       10.39%         $15,556.59
01/01/1997 - 01/31/1997        1.12%         $15,730.41
02/01/1997 - 02/28/1997       -0.20%         $15,698.26
03/01/1997 - 03/31/1997       -0.21%         $15,664.88
04/01/1997 - 04/30/1997       -2.75%         $15,233.83
05/01/1997 - 05/31/1997        2.94%         $15,681.70
06/01/1997 - 06/30/1997        4.86%         $16,443.85
07/01/1997 - 07/31/1997        3.09%         $16,951.83
08/01/1997 - 08/31/1997       -0.24%         $16,911.26
09/01/1997 - 09/30/1997        8.73%         $18,387.15
10/01/1997 - 10/31/1997       -2.70%         $17,890.16
11/01/1997 - 11/30/1997        2.16%         $18,276.87
12/01/1997 - 12/31/1997        2.78%         $18,784.10
01/01/1998 - 01/31/1998       -0.91%         $18,613.95
02/01/1998 - 02/28/1998       -1.80%         $18,279.34
03/01/1998 - 03/31/1998        2.20%         $18,681.48
04/01/1998 - 04/30/1998       -3.47%         $18,033.08
05/01/1998 - 05/31/1998       -0.85%         $17,879.98
06/01/1998 - 06/30/1998       -0.15%         $17,853.58
07/01/1998 - 07/31/1998       -6.49%         $16.694.56
08/01/1998 - 08/31/1998       -9.44%         $15,119.04
09/01/1998 - 09/30/1998        5.66%         $15,974.96
10/01/1998 - 10/31/1998       -1.85%         $15,679.20
11/01/1998 - 11/30/1998        1.47%         $15,910.08
12/01/1998 - 12/31/1998       -2.52%         $15,509.03
01/01/1999 - 01/31/1999       -2.09%         $15,184.89
02/01/1999 - 02/28/1999       -2.35%         $14,828.04
03/01/1999 - 03/31/1999       -0.45%         $14,761.32
04/01/1999 - 04/30/1999        9.49%         $16,162.17
05/01/1999 - 05/31/1999        2.20%         $16,517.73
06/01/1999 - 06/30/1999       -1.62%         $16,250.15
07/01/1999 - 07/31/1999       -3.18%         $15,733.39
08/01/1999 - 08/31/1999       -1.27%         $15,533.58
09/01/1999 - 09/30/1999       -3.80%         $14,943.30
10/01/1999 - 10/31/1999       -2.46%         $14,575.70


11/01/1999 - 11/30/1999       -1.63%     $14,338.11
12/01/1999 - 12/31/1999        3.17%     $14,792.63
01/01/2000 - 01/31/2000        0.33%     $14,841.45
02/01/2000 - 02/29/2000       -1.19%     $14,664.83
03/01/2000 - 03/31/2000        3.29%     $15,147.31
04/01/2000 - 04/30/2000        6.72%     $16,165.21
05/01/2000 - 05/31/2000        0.98%     $16,323.62
06/01/2000 - 06/30/2000        2.57%     $16,743.14
07/01/2000 - 07/31/2000        8.74%     $18,206.49
08/01/2000 - 08/31/2000       -4.06%     $17,467.31
09/01/2000 - 09/30/2000        3.18%     $18,022.77
10/01/2000 - 10/31/2000       -4.33%     $17,242.38

INVESTMENT PORTFOLIO
LIBERTY REAL ESTATE FUND
October 31, 2000

COMMON STOCKS - 99.8%                                  Shares           Value
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 91.3%
APARTMENTS - 11.0%
Archstone Communities Trust                             5,300        $  124,881
Camden Property Trust                                   2,817            80,636
Equity Residential Properties Trust                     7,000           329,438
United Dominion Realty Trust, Inc.                     11,800           123,900
                                                                     ----------
                                                                        658,855
                                                                     ----------
DIVERSIFIED - 9.0%
Golf Trust of America Inc.                             10,800           121,500
Kennedy Wilson Inc. (a)                                63,000           286,453
Trammell Crow Co. (a)                                   9,900           132,413
                                                                     ----------
                                                                        540,366
                                                                     ----------
FACTORY OUTLETS - 1.0%
New Plan Realty Trust                                   4,600            56,637
                                                                     ----------
HEALTHCARE - 3.6%
Healthcare Realty Trust,Inc                            10,600           211,338
                                                                     ----------
INDUSTRIAL - 10.9%
AMB Property Corp.                                      4,500           105,750
Boston Properties Inc.                                  6,300           255,150
CoStar Group, Inc. (a)                                  3,900           121,875
Prologis Trust                                          8,100           170,100
                                                                     ----------
                                                                        652,875
                                                                     ----------
LODGING - 3.2%
Host Marriot Corp.                                      9,700           103,063
Silverleaf Resorts, Inc. (a)                           30,000            88,125
                                                                     ----------
                                                                        191,188
                                                                     ----------
MANUFACTURED HOMES - 6.3%
American Land Lease, Inc.                              22,636           230,601
Manufactured Home Communities, Inc.                     5,800           144,275
                                                                     ----------
                                                                        374,876
                                                                     ----------
OFFICE - 14.1%
Equity Office Properties Trust                         10,700           322,338
Kilroy Realty Corp.                                     4,500           117,281
Highwoods Properties, Inc.                              3,300            71,362
Liberty Property Trust                                  4,400           116,325
Trizechahn Corp.                                       14,000           209,125
                                                                     ----------
                                                                        836,431
                                                                     ----------

REGIONAL MALLS - 20.3%
Glimcher Realty Trust                                  12,650           164,450
JDN Realty Corp.                                       10,800           118,125
Philips International Realty                            8,600           142,975
Regency Realty Corp.                                    6,800           153,000
Simon Properties Group, Inc.                            9,640           215,092
Taubman Centers Inc.                                   22,000           240,625
Vornado Realty Trust                                    5,000           174,062
                                                                      ---------
                                                                      1,208,329
                                                                      ---------
STORAGE - 5.1%
Public Storage, Inc.                                   10,600           238,500
Storage USA, Inc.                                       2,300            64,256
                                                                      ---------
                                                                        302,756
                                                                      ---------
TRIPLE NET LEASE - 6.8%
Correctional Properties Trust                          18,000           175,500
Franchise Finance Corp. of America                     11,200           227,500
                                                                      ---------
                                                                        403,000
                                                                      ---------
MANUFACTURING - 3.8%
PETROLEUM REFINING - 2.6%
Elcor Corp.                                             9,800           152,513
                                                                      ---------
STONE, CLAY, GLASS & CONCRETE - 1.2%
USG Corp.                                               4,200            71,663
                                                                      ---------
SERVICES - 4.7%
BUSINESS SERVICES - 4.7%
Cendant Corp. (a)                                      23,200           278,400
                                                                      ---------

TOTAL COMMON STOCKS (cost of $6,542,405)(b)                           5,939,227
                                                                      ---------


SHORT-TERM INVESTMENTS - 1.0%                         PAR
--------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 10/31/00, due 11/01/00 at 6.570%,
collateralized by U.S. Treasury notes with
various maturities to 2024, market value
$61,637 (repurchase proceeds $61,011)                  $61,000           61,000
                                                                      ---------

OTHER ASSET & LIABILITIES, Net - (0.8%)                                 (45,628)
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                    $5,954,599
                                                                     ==========


NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $6,437,974.

                            LIBERTY REAL ESTATE FUND
                        STATEMENT OF ASSETS & LIABILITIES
                                OCTOBER 31, 2000



ASSETS
Investments at value (cost $6,542,405)                                          $5,939,227
Short-term obligations                                                              61,000
                                                                                ----------
                                                                                 6,000,227


Cash                                                            $    389
Receivable for:
  Investments sold                                               215,259
  Expense reimbursement due from
      Advisor/Administrator                                       35,859
  Fund shares sold                                                33,896
  Dividends                                                       12,229
  Interest                                                            11
Other                                                                101           297,744
                                                                 -------        ----------
    Total Assets                                                                 6,297,971

LIABILITIES
Payable for:
  Fund shares repurchased                                        305,109
Accrued:
  Management fee                                                   4,586
  Administrator                                                      268
  Distribution fee - Class C                                           2
  Service fee                                                      1,617
  Bookkeeping  fee                                                 1,895
  Transfer agent fee                                               2,193
  Other                                                           27,702
                                                                --------
    Total Liabilities                                                              343,372
                                                                                ----------
NET ASSETS                                                                      $5,954,599
                                                                                ==========

Net asset value & redemption price per share -
Class A ($4,595,857/479,915)                                                    $     9.58 (a)
                                                                                ==========
Maximum offering price per share - Class A
($9.58/0.9525)                                                                  $    10.06 (b)
                                                                                ==========
Net asset value & offering price per share -
Class B ($905,549/94,537)                                                       $     9.58 (a)
                                                                                ==========
Net asset value & offering price per share -
Class C ($129,473/13,527)                                                       $     9.57 (a)
                                                                                ==========
Net asset value, offering and redemption price
per share - Class Z ($323,720/33,788)                                           $     9.58
                                                                                ==========
COMPOSITION OF NET ASSETS
Capital paid in                                                                 $6,954,176
Undistributed net investment income                                                127,888
Accumulated net realized loss                                                     (524,287)
Net unrealized depreciation                                                       (603,178)
                                                                                ----------
                                                                                $5,954,599
                                                                                ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.



See notes to financial statements.

                            LIBERTY REAL ESTATE FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 2000


INVESTMENT INCOME
Dividends (net of nonreclaimable foreign taxes withheld
at source which amounted to $906)                                                 $ 526,899
Interest                                                                             15,935
                                                                                  ---------
    Total investment income                                                         542,834

EXPENSES
Management fee                                                 $  75,907
Service fee - Class A                                             15,313
Service fee - Class B                                              2,307
Service fee - Class C                                                257
Distribution fee - Class B                                         6,899
Distribution fee - Class C                                           758
Transfer agent fee                                                20,115
Bookkeeping fee                                                   27,000
Trustees fee                                                       4,940
Custodian fee                                                      3,428
Audit fee                                                          6,221
Legal fee                                                          6,789
Registration fee                                                  44,321
Reports to shareholders                                            3,109
Other                                                              5,702
                                                               ---------
                                                                 223,066
Fees and expenses waived or borne by the Advisor                (102,774)           120,292
                                                               ---------          ---------
       Net Investment Income                                                        422,542
                                                                                  ---------
NET REALIZED & UNREALIZED GAIN (LOSS) ON
PORTFOLIO POSITIONS
Net realized loss on investments                                                   (331,057)
Net change in unrealized
         appreciation/depreciation                                                  506,533
                                                                                  ---------
Net Gain on Investments                                                             175,476
                                                                                  ---------
Net increase in Net Assets from Operations                                          598,018
                                                                                  ---------


See notes to financial statements.

                            LIBERTY REAL ESTATE FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                   Year ended October 31
                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS                               2000               1999 (a)(b)
Operations:
Net investment income                                      $   422,542          $    763,598
Net realized loss                                             (331,057)             (233,887)
Net change in unrealized appreciation/depreciation             506,533              (741,407)
                                                           -----------            ----------
    Net Increase (Decrease) from Operations                    598,018              (211,696)
Distributions:
From net investment income - Class A                          (516,638)             (451,269)
From net realized gains - Class A                                   --              (282,505)
From net investment income - Class B                           (66,200)              (10,018)
From net investment income - Class C                            (7,145)                 (482)
From net investment income - Class Z                           (37,145)               (9,270)
                                                           -----------            ----------
                                                               (29,110)             (965,240)
                                                           -----------            ----------
Fund Share Transactions:
Receipts for shares sold - Class A                           2,427,466             2,445,437
Value of distributions reinvested - Class A                    485,240               706,348
Cost of shares repurchased - Class A                        (6,459,284)          (11,534,879)
                                                           -----------            ----------
                                                            (3,546,578)           (8,383,094)
                                                           -----------            ----------
Receipts for shares sold - Class B                             440,786             1,024,618
Value of distributions reinvested - Class B                     52,048                 7,814
Cost of shares repurchased - Class B                          (366,257)             (212,999)
                                                           -----------            ----------
                                                               126,577               819,433
                                                           -----------            ----------
Receipts for shares sold - Class C                              95,140                73,494
Value of distributions reinvested - Class C                      6,492                   339
Cost of shares repurchased - Class C                           (34,866)               (4,314)
                                                           -----------            ----------
                                                                66,766                69,519
                                                           -----------            ----------
Receipts for shares sold - Class Z                              15,274               534,812
Value of distributions reinvested - Class Z                     37,145                 9,270
Cost of shares repurchased - Class Z                          (221,834)               (1,834)
                                                           -----------            ----------
                                                              (169,415)              542,248
                                                           -----------            ----------
Net Decrease from Fund Share Transactions                   (3,522,650)           (6,951,894)
                                                           -----------            ----------
        Total Decrease                                      (3,551,760)           (7,917,134)
NET ASSETS
Beginning of period                                        $ 9,506,359          $ 17,423,493
                                                           ===========            ==========
End of period (including undistributed net
investment income of $127,888 and $364,598,
respectively)                                              $ 5,954,599          $  9,506,359
                                                           ===========          ============



(a)  Class B and Class C shares were initially offered on January 27, 1999.
(b)  Class Z shares were initially offered on January 29, 1999.


See notes to financial statements.

                            LIBERTY REAL ESTATE FUND
                STATEMENT OF CHANGES IN NET ASSETS - (continued)


                                                               Year ended October 31
                                                           -----------------------------
NUMBER OF FUND SHARES                                        2000            1999 (a)(b)
Sold - Class A                                              243,872            236,140
Issued for distributions reinvested - Class A                52,253             68,570
Repurchased - Class A                                      (673,244)        (1,117,360)
                                                           --------         ----------
                                                           (377,119)          (812,650)
                                                           --------         ----------
Sold - Class B                                               45,574            100,362
Issued for distributions reinvested - Class B                 5,533                757
Repurchased - Class B                                       (36,594)           (21,095)
                                                           --------         ----------
                                                             14,513             80,024
                                                           --------         ----------
Sold - Class C                                                9,653              7,119
Issued for distributions reinvested - Class C                   681                 33
Repurchased - Class C                                        (3,500)              (459)
                                                           --------         ----------
                                                              6,834              6,693
                                                           --------         ----------
Sold - Class Z                                                1,571             50,892
Issued for distributions reinvested - Class Z                 3,996                898
Repurchased - Class Z                                       (23,386)              (183)
                                                           --------         ----------
                                                            (17,819)            51,607
                                                           --------         ----------

(a) Class B and Class C shares were initially offered on January 27, 1999.
(b) Class Z shares were initially offered on January 29, 1999.


See notes to financial statements.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout the period are as follows:

                                                                               YEAR ENDED 10/31/2000
                                                              ---------------------------------------------------
                                                               Class A       Class B       Class C        Class Z
                                                              ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 9.550        $9.550        $ 9.540        $ 9.560
                                                              ---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)                                       0.547         0.474          0.474          0.572
Net Realized & Unrealized Gain on Investments                   0.283         0.283          0.283          0.272
                                                              ---------------------------------------------------
   Total from Investment Operations                             0.830         0.757          0.757          0.844
                                                              ---------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income                       (0.800)        0.727)        (0.727)        (0.824)
                                                              ---------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 9.580        $9.580        $ 9.570        $ 9.580
                                                              ===================================================
TOTAL RETURN (b)(c)                                              9.15%         8.33%          8.33%          9.58%

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                     1.50%         2.25%          2.25%          1.25%
Net Investment Income (d)                                        5.65%         4.90%          4.90%          5.90%
Fees and expenses waived or borne by the Advisor (d)             1.35%         1.35%          1.35%          1.35%
Portfolio Turnover Rate                                            96%           96%            96%            96%
Net Assets, End of Period (000's)                             $ 4,596        $  906        $   129        $   324

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

Federal Income Tax Information
68.49% of the ordinary income distribution by the Fund in the year ended October 31, 2000 qualifies for the corporate dividends received deduction.

Selected data for a share of each class outstanding throughout the period are as follows:

                                                                                        YEAR ENDED 10/31/1999
                                                                --------------------------------------------------------------
                                                                 Class A          Class B (b)      Class C (b)      Class Z (b)
                                                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.440          $ 10.580         $ 10.580          $ 10.440
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)                                          0.581             0.424            0.425             0.495
Net Realized & Unrealized Loss on Investments                     (0.939)           (1.269)          (1.280)           (1.129)
                                                                --------------------------------------------------------------
   Total from Investment Operations                               (0.358)           (0.845)          (0.855)           (0.634)
                                                                --------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income                          (0.357)           (0.185)          (0.185)           (0.246)
Distributions from Capital Gains                                  (0.175)                -                -                 -
                                                                --------------------------------------------------------------
   Total Distributions                                            (0.532)           (0.185)          (0.185)           (0.246)
                                                                --------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $  9.550          $  9.550         $  9.540          $  9.560
                                                                ==============================================================
TOTAL RETURN (c)(d)                                                (3.73)%           (8.12)%(e)       (8.21)%(e)        (6.24)%(e)

RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                                       1.50%             2.25% (g)        2.25% (g)         1.25%
Net Investment Income (f)                                          5.59%             5.01% (g)        5.01% (g)         6.04%
Fees and expenses waived or borne by the Advisor (f)               0.81%             0.98% (g)        0.98% (g)         0.98%
Portfolio Turnover Rate                                              82%               82%             82 %               82%
Net Assets, End of Period (000's)                               $  8,185          $   764          $   64            $   493

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B, Class C shares were initially offered on January 27, 1999. Class Z shares were initially offered on January 29, 1999. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)  Annualized.

Selected data for a share of each class outstanding throughout the period are as follows:

                                                                 YEAR            YEAR           YEAR
                                                                 ENDED           ENDED          ENDED
                                                                10/31/98        10/31/97       10/31/96
                                                               -----------------------------------------
                                                               Class A (b)
                                                               -----------
NET ASSET VALUE, BEGINNING OF PERIOD                            $14.090        $ 11.580        $ 9.690
                                                               -----------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)                                         0.400           0.380          0.380
Net Realized & Unrealized (Gain) Loss on Investments             (2.000)          3.020          2.010
                                                               -----------------------------------------
   Total from Investment Operations                              (1.600)          3.400          2.390
                                                               -----------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income                         (0.360)         (0.380)        (0.380)
Distributions from Capital Gains                                 (1.690)         (0.510)        (0.120)
                                                               -----------------------------------------
   Total Distributions                                           (2.050)         (0.890)        (0.500)
                                                               -----------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $10.440        $ 14.090        $11.580
                                                               =========================================
TOTAL RETURN (c)(d)                                              (13.39)%         30.56%         25.39%

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                       1.50%           1.50%          1.50%
Net Investment Income (e)                                          3.71%           2.93%          3.59%
Fees and expenses waived or borne by the Advisor (e)               0.42%           0.26%          0.38%
Portfolio Turnover Rate                                              97%             80%           120%
Net Assets, End of Period (000's)                               $17,423        $ 34,259        $20,649

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                            LIBERTY REAL ESTATE FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2000

NOTE 1. ACCOUNTING POLICIES

Organization: Liberty Real Estate Fund (formerly Crabbe Huson Real Estate Investment Fund) (the Fund), a series of Liberty Funds Trust III, is a diversified portfolio registered under the Investment Company Act of 1940, as amended, as an open-end diversified portfolio investment company. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

LOANS OF PORTFOLIO SECURITIES: The Fund may lend portfolio securities, up to 20% of the value of the Funds' total assets. The Fund receives total collateral in an amount at least equal to 100% of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked to market on a daily basis and additional collateral is received from the borrower, as necessary, to ensure that its value is at least equal to 100% of the securities loaned at all times.

Interest income earned on the investment of the collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C Distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes or determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee per share applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expenses and the net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fees applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Liberty Funds Services, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on Fund's average net assets as follows:

                       AVERAGE NET ASSETS                    ANNUAL FEE RATE
                       ------------------                    ---------------
                       First $100 million                          1.05%
                       Next $400 million                           0.90%
                       Over $500 million                           0.65%


ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.05% annually of the Funds' average net assets. The Fund's Advisor delegates certain of its administrative duties to the Administrator.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Administrator, is the Fund's principal underwriter. For the year ended October 31, 2000 the Fund has been advised that the Distributor retained net underwriting discounts of $63 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $1,347 and none, on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal 0.75% annually, of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Advisor/Administrator has agreed until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which none of the custodian fees were reduced by balance credits applied during the year ended

October 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such agreements.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: During the year ended October 31, 2000, purchases and sales of investments, other than short-term obligations, were $7,018,408 and $10,386,557.

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for federal income tax purposes was:


           Gross unrealized appreciation                             $ 368,982
           Gross unrealized depreciation                              (867,729)
                                                                     ----------
                   Net unrealized depreciation                       $(498,747)
                                                                     ==========


CAPITAL LOSS CARRYFORWARDS: At October 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

         Year of expiration                           Capital loss Carryforward
         ------------------                           -------------------------
              2007                                            $193,000
              2008                                            $311,000
                                                              --------
                                                              $504,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended October 31, 2000.

NOTE 5. LIQUIDATION IN KIND

On October 26, 2000, the Board of Trustees of the Funds approved the Liquidation In in Kind of the Funds, effective November 29, 2000. Accordingly, the Funds Trustees voted to Liquidate in Kind the shares of any fund outstanding at that time. This may be a taxable event for shareholders with the exception of those participating in a qualified defined contribution plan, defined benefit plan or other qualified retirement vehicle. In conjunction with approving the Liquidation In Kind of the Funds, the Funds Trustees approved closing the Funds to new investors as of the close of business on November 1, 2000.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Shareholders and Board of Trustees of Liberty Funds Trust III:

Liberty Real Estate Fund

We have audited the accompanying statement of assets and liabilities including the Investment Portfolio of Liberty Real Estate Fund (formerly, Crabbe Huson Real Estate Investment Fund) (one of the series constituting Liberty Funds Trust III [the "Trust"]) as of October 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other auditors whose report dated December 4, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liberty Real Estate Fund, one of the series of Liberty Funds Trust III, as of October 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ Ernst & Young LLP
Boston, Massachusetts
April 10, 2001